Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

On June 24, 2021, our board of directors authorized an amendment to our certificate of incorporation to approve a reverse split of the Company’s outstanding common stock at a ratio of 1 for 2.5. The amendment will not become effective until at least 20 days after the information statement has been distributed to the stockholders of the Company and only in conjunction with the Company’s Common Stock being listed on the Nasdaq Capital Market.

From June 30, 2021 through August 8, 2021, the Company has drawn an additional of $148,672 against the Third Credit Facility.

11. Subsequent Events Since December 31, 2020, the Company has drawn a total of $75,697 against the Second credit facility.